Supplement to the
Fidelity® Equity-Income II Fund January 29, 2008 Prospectus

Fidelity Equity-Income II Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

EII-08-01 May 9, 2008
1.734046.114

Supplement to the
Fidelity® Independence Fund
January 29, 2008
Prospectus

Fidelity Independence Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

FRE-08-01 May 9, 2008
1.717656.113